Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade receivables	$ 7,679	$ 5,395
Value added tax receivables	4,998	4,345
Other	2,103	438
Trade and other receivables	$ 14,780	$ 10,178